Investment Objectives and Goals - SIT U S GOVERNMENT SECURITIES FUND INC	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION SIT U.S. GOVERNMENT SECURITIES FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sit U.S. Government Securities Fund (the “Fund”) seeks high current income and safety of principal.